Financial instruments by categories (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Derivative warrants liabilities	R$ 2,886
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative warrants liabilities	2,886
Contingent consideration from acquisition of Zetta
Hedging instruments
Derivatives financial instruments
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative warrants liabilities
Contingent consideration from acquisition of Zetta
Hedging instruments	3,526
Derivatives financial instruments		1,308
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative warrants liabilities
Contingent consideration from acquisition of Zetta	3,248
Hedging instruments
Derivatives financial instruments